Credit Quality	12 Months Ended
Dec. 31, 2011
Credit Quality [Abstract]
CREDIT QUALITY

NOTE 4 – CREDIT QUALITY

Allowance for Credit Losses

The Corporation’s methodology for estimating probable future losses on loans utilizes a combination of probability of loss by loan grade and loss given defaults for its portfolios. The probability of default is based on both market data from a third-party independent source and actual historical default rates within the Corporation’s portfolio. The loss rates are based on three-year historical trends weighted so that recent years data has more impact on the calculation. This methodology recognizes trends in portfolio behavior while allowing for reasonable loss ratios on which to estimate allowance calculations.

Further, the process for estimating probable loan losses is divided into reviewing impaired loans on an individual basis for probable losses and, as noted above, calculating probably future losses based on historical and market data for homogenous loan portfolios. As the Corporation’s troubled loan portfolios have been reduced through charge-off, the remaining loan portfolios possess better overall credit characteristics, and based on the Corporation’s methodology require lower rates of reserving than historical levels.

The table below presents allowance for credit losses by loan portfolio. As presented within this note, commercial real estate includes real estate construction and land development loans.

	at December 31, 2011
	Consumer and Credit Card	Commercial and Industrial	Commercial Real Estate	Residential Real Estate and Home Equity	Total
Beginning Balance	$796	$4,174	$6,786	$491	$12,247

Charge Offs	(567)	(2,034)	(5,562)	(278)	(8,441)

Recoveries	247	58	27	10	342

Provision	(51)	(246)	5,665	68	5,436

Ending Balance	$425	$1,952	$6,916	$291	$9,584

Individually evaluated for impairment	$—	$345	$5,748	$—	$6,093

Collectively evaluated for impairment	425	1,607	1,168	291	3,491

Ending Balance	$425	$1,952	$6,916	$291	$9,584

Financing Receivables

Individually evaluated for impairment	$—	$12,620	$31,416	$—	$44,036

Collectively evaluated for impairment	19,770	113,605	98,542	83,814	315,731

Total	$19,770	$126,225	$129,958	$83,814	$359,767

	at December 31, 2010
	Consumer and Credit Card	Commercial and Industrial	Commercial Real Estate	Residential Real Estate and Home Equity	Total
Beginning Balance	$874	$2,476	$6,817	$312	$10,479

Charge Offs	(824)	(2,261)	(6,175)	(498)	(9,758)

Recoveries	200	270	4	12	486

Provision	546	3,689	6,140	665	11,040

Ending Balance	$796	$4,174	$6,786	$491	$12,247

Individually evaluated for impairment	$—	$2,812	$5,158	$—	$7,970

Collectively evaluated for impairment	796	1,362	1,628	491	4,277

Ending Balance	$796	$4,174	$6,786	$491	$12,247

Financing Receivables

Individually evaluated for impairment	$—	$18,967	$42,104	$—	$61,071

Collectively evaluated for impairment	23,411	136,144	110,270	93,646	363,770

Total	$23,411	$155,410	$152,374	$93,646	$424,841

Impaired Loans

A loan is considered impaired when based on current information and events it is probable the Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Generally, commercial and commercial real estate loans with risk grades Substandard, Vulnerable, Doubtful, or Loss, with aggregate relationships greater than $250 are evaluated for impairment.

The following table indicates impaired loans with and without an allocated allowance at December 31, 2011.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance

Recorded

Consumer and Credit Card	$—	$—	$—	$—	$—

Commercial and Industrial	4,400	5,303	—	4,324	200

Commercial Real Estate	16,061	21,116	—	12,501	663

Residential RE and Home Equity	—	—	—	—	—

With Allowance Recorded

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	8,220	9,647	2,003	10,844	593

Commercial Real Estate	15,355	18,740	4,090	26,399	778

Residential RE and Home Equity	—	—	—	—	—

Total

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	12,620	14,950	2,003	15,168	793

Commercial Real Estate	31,416	39,856	4,090	38,900	1,441

Residential RE and Home Equity	—	—	—	—	—

Total	$44,036	$54,806	$6,093	$54,068	$2,234

The following table indicates impaired loans with and without an allocated allowance at December 31, 2010.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance

Recorded

Consumer and Credit Card	$—	$—	$—	$—	$—

Commercial and Industrial	5,615	5,757	—	4,196	295

Commercial Real Estate	17,529	20,855	—	14,597	993

Residential RE and Home Equity	—	—	—	—	—

With Allowance Recorded

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	13,352	15,238	2,812	13,651	741

Commercial Real Estate	24,575	28,823	5,158	25,209	821

Residential RE and Home Equity	—	—	—	—	—

Total

Consumer and Credit Card	—	—	—	—	—

Commercial and Industrial	18,967	20,995	2,812	17,847	1,036

Commercial Real Estate	42,104	49,678	5,158	39,806	1,814

Residential RE and Home Equity	—	—	—	—	—

Total	$61,071	$70,673	$7,970	$57,653	$2,850

Included in certain impaired loan categories are troubled debt restructurings that were classified as impaired. At December 31, 2011, the Bank had $1,621 of commercial, $20,540 of commercial real estate, and $58 of consumer that were modified in troubled debt restructurings and performing according to the modified terms.

In addition to these amounts, the Bank had troubled debt restructurings that were impaired and no longer performing in accordance with their modified terms. At year-end 2011 there were $1,310 1-4 family residential, $121 of commercial, and $5,002 of commercial real estate within that category. The allowance for impaired loans is included in the Corporation’s overall allowance for loan losses. The provision necessary to increase this allowance is included in the Corporation’s overall provision for losses on loans.

During 2011, the Corporation modified $19.1 million of loans that were not troubled debt restructures. This consisted of $5.7 million of commercial loans, $11.8 million of commercial real estate loans and $1.6 million of other loans including consumer and residential loans. These non-troubled debt restructures generally consist of renewals of operating lines of credit, renewals of project development lines of credit and extensions of loans related to real estate.

During 2010, the Corporation modified $23.2 million of loans that were not troubled debt restructures. This consisted of $5.7 million of commercial loans, $13.6 million of commercial real estate loans and $3.9 million of other loans including consumer and residential loans. These non-troubled debt restructures generally consist of renewals of operating lines of credit, renewals of project development lines of credit and extensions of loans related to real estate.

Nonperforming loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. Interest income that would have been recognized had nonperforming loans performed in accordance with contractual terms totaled $198 and $894 for years ended December 31, 2011and 2010, respectively. At December 31, 2011 and 2010, management viewed all loans past due and still accruing interest as well-secured and in the process of collection.

Financing receivables on nonaccrual status for the year ending December 31, 2011and 2010 are as follows:

	2011	2010
Consumer and credit card	$46	$33

Commercial and industrial	2,381	6,043

Commercial real estate	6,698	10,102

Residential real estate and home equity	451	389

Total	$9,576	$16,567

Credit Quality Indicators

Corporate risk exposure by risk profile was as follows at year-end 2011.

Category	Commercial and Industrial	Commercial Real Estate
Pass-1-4	$88,948	$90,364

Vulnerable-5	15,265	5,605

Substandard-6	22,012	33,989

Doubtful-7	—	—

Loss-8	—	—

Total	$126,225	$129,958

Corporate risk exposure by risk profile was as follows at year-end 2010.

Category	Commercial and Industrial	Commercial Real Estate
Pass-1-4	$108,295	$87,724

Vulnerable-5	22,154	11,785

Substandard-6	24,959	52,865

Doubtful-7	2	—

Loss-8	—	—

	$155,410	$152,374

Risk Category Descriptions

Pass (Prime – 1, Good – 2, Fair – 3, Compromised – 4)

Loans with a pass grade have a higher likelihood that the borrower will be able to service its obligations in accordance with the terms of the loan than those loans graded 5, 6, 7, or 8. The borrower’s ability to meet its future debt service obligations is the primary focus for this determination. Generally, a borrower’s expected performance is based on the borrower’s financial strength as reflected by its historical and projected balance sheet and income statement proportions, its performance, and its future prospects in light of conditions that may occur during the term of the loan.

Vulnerable (Special Mention) – 5

Loans which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future. The key distinctions of a 5 (Special Mention) classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered “potential”, versus “well-defined”, impairments to the primary source of loan repayment.

Substandard – 6

Loans that are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the bank will sustain some loss if the deficiencies are not corrected. One or more of the following characteristics may be exhibited in loans classified Substandard:

•

Loans, which possess a defined credit weakness and the likelihood that a loan will be paid from the primary source, is uncertain. Financial deterioration is underway and very close attention is warranted to ensure that the loan is collected without loss.

•	Loans are inadequately protected by the current net worth and paying capacity of the obligor.

•	The primary source of repayment is gone, and the Bank is forced to rely on a secondary source of repayment such as collateral liquidation or guarantees.

•	Loans are characterized by the distinct possibility that the Bank will sustain some loss if deficiencies are not corrected.

•	Unusual courses of action are needed to maintain a high probability of repayment.

•	The borrower is not generating enough cash flow to repay loan principal; however, continues to make interest payments.

•	The lender is forced into a subordinated or unsecured position due to flaws in documentation.

•	Loans have been restructured so that payment schedules, terms and collateral represent concessions to the borrower when compared to the normal loan terms.

•	The lender is seriously contemplating foreclosure or legal action due to the apparent deterioration in the loan.

•	There is a significant deterioration in the market conditions and the borrower is highly vulnerable to these conditions.

Doubtful – 7

One or more of the following characteristics may be exhibited in loans classified Doubtful:

•	Loans have all of the weaknesses of those classified as Substandard. Additionally, however, these weaknesses make collection or liquidation in full based on existing conditions improbable.

•	The primary source of repayment is gone, and there is considerable doubt as to the quality of the secondary source of repayment.

•

The possibility of loss is high, but, because of certain important pending factors, which may strengthen the loan, loss classification is deferred until its exact status is known. A Doubtful classification is established during this period of deferring the realization of the loss.

Loss – 8

Loans are considered uncollectible and of such little value that continuing to carry them as assets on the institution’s financial statements is not feasible. Loans will be classified Loss when it is neither practical nor desirable to defer writing off or reserving all or a portion of a basically worthless asset, even though partial recovery may be possible at some time in the future.

Consumer Risk

Consumer risk based on payment activity at December 31, 2011 is as follows.

Payment Category	Consumer and Credit Card	Residential Real Estate and Home Equity
Performing	$19,525	$83,317

Non-Performing	245	497

Total	$19,770	$83,814

Consumer risk based on payment activity at December 31, 2010 is as follows.

Payment Category	Consumer and Credit Card	Residential Real Estate and Home Equity
Performing	$22,970	$92,832

Non-Performing	441	814

Total	$23,411	$93,646

Age Analysis of Past Due Loans

The following table presents past due loans aged as of December 31, 2011.

Category	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 days and Accruing
Consumer and Credit Card	$250	$177	$245	$672	$19,098	$19,770	$199

Commercial and Industrial	9	165	706	880	125,345	126,225	740

Commercial Real Estate	—	—	5,803	5,803	124,155	129,958	—

Residential Real Estate and Home Equity	135	67	497	699	83,115	83,814	46

Total	$394	$409	$7,251	$8,054	$351,397	$359,767	$985

The following table presents past due loans aged as of December 31, 2010.

Category	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 days and Accruing
Consumer and Credit Card	$300	$104	$441	$845	$22,566	$23,411	$407

Commercial and Industrial	359	3	1,373	1,735	153,675	155,410	991

Commercial Real Estate	885	2,050	10,118	13,053	139,321	152,374	35

Residential Real Estate and Home Equity	472	123	814	1,409	92,237	93,646	425

Total	$2,016	$2,280	$12,746	$17,042	$407,799	$424,841	$1,858

Troubled Debt Restructurings

Information regarding Troubled Debt Restructuring (“TDR”) loans for the year ended December 31, 2011 is as follows:

	Twelve Months Ended December 31, 2011
	Number of Contracts	Post-Modification Outstanding Recorded Investment
Consumer and Credit Card	8	$45

Commercial and Industrial	2	1,400

Commercial Real Estate	17	16,172

Residential Real Estate and Home Equity	1	8

Total	28	$17,625

The following presents by class loans modified in a TDR from January 1, 2011 through December 31, 2011 that subsequently defaulted (i.e. 60 days or more past due following a modification) during the twelve month periods ended December 31, 2011.

	Loans modified as a TDR within the previous twelve months that subsequently defaulted during the Twelve Months Ended December 31, 2011
	Number of Contracts	Post-Modification Outstanding Recorded Investment (1)

Consumer and Credit Card	1	$11

Commercial and Industrial	1	115

Commercial Real Estate	3	2,290

Residential Real Estate and Home Equity	—	—

Total	5	$2,416

(1)	Period end balances are inclusive of all partial pay downs and charge-offs since the modification date. Loans modified in a TDR that were fully paid down, charged off, or foreclosed upon by period end are not reported.

A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Corporation offers various types of concessions when modifying a loan; however, forgiveness of principal is rarely granted. Depending on the financial condition of the borrower, the purpose of the loan and the type of collateral supporting the loan structure; modifications can be either short-term (12 months of less) or long term (greater than one year). Commercial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor may be requested. Commercial mortgage and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Land loans are also included in the class of commercial real estate loans. Land loans are typically structured as interest-only monthly payments with a balloon payment due at maturity. Land loans modified in a TDR typically involve extending the balloon payment by one to three years, changing the monthly payments from interest-only to principal and interest, while leaving the interest rate unchanged.

Loans modified in a TDR are typically already on nonaccrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR for the Corporation may have the financial effect of increasing the specific allowance associated with the loan. The allowance for impaired loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent or on the present value of expected future cash flows discounted at the loan’s effective interest rate. Management exercises significant judgment in developing these estimates.

As mentioned above, an individual loan is placed on a non-accruing status if, in the judgment of Management, it is unlikely that all principal and interest will be received according to the terms of the note. Loans on non-accrual may be eligible to be returned to an accruing status after six months of compliance with the modified terms. However, there are number of factors that could prevent a loan from returning to accruing status, even after remaining in compliance with loan terms for the aforementioned six month period. For example: deteriorating collateral, negative cash flow changes and inability to reduce debt to income ratios.